GENERAL OVERVIEW (Details)		12 Months Ended
	Jun. 25, 2021 $ / shares	Dec. 31, 2021 country $ / shares	Dec. 31, 2020 $ / shares
GENERAL OVERVIEW
Number of countries and territories in which the Company operates | country		190
Common stock, par value | $ / shares	$ 0.01	$ 0.01	$ 0.01
Exchange Ratio	1.88	1.88